Working Capital Faciltiy (Details) - USD ($)						3 Months Ended		6 Months Ended	12 Months Ended
	May 25, 2023	May 11, 2023	Mar. 09, 2023	Mar. 08, 2023	Mar. 21, 2022	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Working Capital Faciltiy [Line Items]
Principal amount			$ 900,000		$ 10,000,000
Shares of facility Commitment Fee (in Shares)									44,152
Initial credit facility				$ 900,000
Aggregate amount		$ 240,625		$ 2,700,000
Issuance costs							$ 410,000
Capitalized issuance costs							$ 426,000
Accrued and unpaid interest	$ 929,250
Unamortized debt issuance costs						$ 381,000		$ 381,000
Unsecured line of credit facility					$ 10,000,000
Shares of our common stock (in Shares)					12,500
Unamortized deferred debt expense									$ 448,000
Other current assets									199,000
Credit facility of maximum amount									3,600,000
Drawdown cash									$ 900,000
Common Stock [Member]
Working Capital Faciltiy [Line Items]
Shares of facility Commitment Fee (in Shares)					12,500